Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at December 31, 2010, Accumulated Other Comprehensive Loss	$ (605.0)
Current period change, Accumulated Other Comprehensive Loss	(102.0)
Balance at December 31, 2011, Accumulated Other Comprehensive Loss	(707.0)	(605.0)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax [Roll Forward]
Balance at December 31, 2010, Foreign Currency Translation Loss	(179.4)
Current period change, Foreign Currency Translation Loss	(27.7)	(13.1)	75.9
Balance at December 31, 2011, Foreign Currency Translation Loss	(207.1)	(179.4)
Accumulated Comprehensive Income (Loss), Unrecognized Pension & OPEB Costs [Roll Forward]
Balance at December 31, 2010, Unrecognized Pension & Other Postretirement Costs, net of tax	(425.4)
Current period change, Unrecognized Pension & Other Postretirement Costs, net of tax	(75.9)	(7.0)	(109.3)
Balance at December 31, 2011, Unrecognized Pension & Other Postretirement Costs, net of tax	(501.3)	(425.4)
Accumulated Comprehensive Income (Loss), Derivatives [Roll Forward]
Balance at December 31, 2010, Derivative Hedging Loss, net of tax	(0.2)
Current period change, Derivative Hedging Loss, net of tax	1.6	0.3	(49.4)
Balance at December 31, 2011, Derivative Hedging Loss, net of tax	$ 1.4	$ (0.2)